Intangible Assets, Net - Narrative (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized computer software	$ 0	$ 35,100,000	$ 11,000,000
Capitalized computer software, amortization	14,500,000	22,500,000	26,500,000
Impairment of intangible assets			$ 5,000,000	$ 0	$ 0
Capitalized computer software, net	$ 32,300,000	$ 46,800,000		$ 32,300,000	$ 46,800,000